Label	Element	Value
Bridge Builder Small/Mid Cap Value Fund
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Supplement [Text Block]	ck0001567101_SupplementTextBlock
BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Value Fund

(the “Fund”)

Supplement dated December 31, 2018

to the Prospectus dated October 28, 2018

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

On January 2, 2019, Diamond Hill Capital Management, Inc. and MFS Investment Management will each begin managing a portion of the Fund’s assets. Therefore, as of January 2, 2019, the following changes will become effective for the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder Small/Mid Cap Value Fund
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1.   The fourth paragraph under the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently allocates Fund assets for each investment strategy to the following Sub-advisers: Advisory Research, Inc. (“Advisory Research”); BlackRock Investment Management, LLC (“BlackRock”); Boston Partners Global Investors, Inc. (“Boston Partners”); Diamond Hill Capital Management, Inc. (“Diamond Hill”); LSV Asset Management (“LSV”); Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”); Silvercrest Asset Management Group LLC (“Silvercrest”); and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub-advisers or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub-advisers at any time. Below is a summary of each Sub-adviser’s principal investment strategies.

2.   The following paragraphs are hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund”:

Diamond Hill’s Principal Investment Strategies

Diamond Hill typically invests in U.S. equity securities of small to medium market capitalization companies measured at the time of purchase. Diamond Hill’s objective with respect to its allocated portion is to seek long-term capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value. To estimate intrinsic value, Diamond Hill believes that a business must be understandable, and that Diamond Hill must be able to reasonably forecast its cash flows. Diamond Hill seeks businesses with sustainable competitive advantages, conservative balance sheets, and management with an ownership mentality. Investments are sold by Diamond Hill when the stock price reaches Diamond Hill’s estimate of intrinsic value, Diamond Hill’s estimate of intrinsic value is revised such that there is no longer a discount to intrinsic value, a holding reaches Diamond Hill’s stated maximum position size, or Diamond Hill identifies a stock that it believes offers a more attractive opportunity.

MFS’ Principal Investment Strategies

MFS primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). MFS normally invests across different industries and sectors, but MFS may invest a significant percentage of the portion of the Fund’s assets allocated to MFS in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected by MFS primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.